Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of common stock reflected on the balance sheet
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(9,917,024)
Proceeds allocated to Public Rights	(8,744,042)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption — December 31, 2022	$117,361,652
Plus:
Accretion of carrying value to redemption value — three months period ended March 31, 2023	1,322,195
Redeemed common stock payable to public stockholders	(63,169,451)
Class A Common stock subject to possible redemption — March 31, 2023	$55,514,396

As of December 31, 2022
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption	$117,361,652